Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Issued debt instruments
Equity-linked	[1]	$ 41,069	$ 41,722
Rates-linked		11,038	16,318
Credit-linked		1,933	1,916
Fixed-rate		3,604	4,636
Commodity-linked		1,497	1,567
Other		2,101	649
of which: debt that contributes to total loss-absorbing capacity		1,190	217
Total debt issued designated at fair value		61,243	66,809
of which: issued by UBS AG with original maturity greater than one year	[2]	46,427	51,031
of which: life-to-date own credit (gain) / loss		$ 418	$ 92
Unsecured portion of issued debt instruments with original maturity greater than one year		100.00%	99.00%
UBS AG
Issued debt instruments
Equity-linked	[3]	$ 41,069	$ 41,722
Rates-linked		11,038	16,318
Credit-linked		1,933	1,916
Fixed-rate		3,604	4,636
Commodity-linked		1,497	1,567
Other		726	432
of which: debt that contributes to total loss-absorbing capacity		36,611	30,105
Total debt issued designated at fair value		59,868	66,592
of which: issued by UBS AG with original maturity greater than one year	[4]	46,427	51,031
of which: life-to-date own credit (gain) / loss		$ 233	$ 82
Unsecured portion of issued debt instruments with original maturity greater than one year		100.00%	99.00%

[1]	Includes investment fund unit-linked instruments issued
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2020 was unsecured (31 December 2019: more than 99% of the balance was unsecured).

[3]	Includes investment fund unit-linked instruments issued
[4]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2020 was unsecured (31 December 2019: more than 99% of the balance was unsecured).